UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Global Allocation Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

Australia - 0.8%	Beverages - 0.0%	1,050,000	Coca-Cola Amatil Ltd.	$ 8,910,960

	Metals & Mining - 0.5%	1,325,000	BHP Billiton Ltd.	44,426,956
		634,500	Newcrest Mining Ltd.	20,085,606
		405,000	Rio Tinto Ltd.	45,688,286
		475,000	Zinifex Ltd.	4,496,726

				114,697,574

	Oil, Gas & Consumable Fuels - 0.1%	550,000	Woodside Petroleum Ltd.	23,241,400

	Paper & Forest Products - 0.0%	1,600,000	Great Southern Plantations Ltd.	2,505,172

	Transportation Infrastructure - 0.2%	3,050,000	Macquarie Airports Group	10,751,580
		8,000,000	Macquarie Infrastructure Group	22,041,064
		2,882,894	Transurban Group	17,218,243

				50,010,887

			Total Common Stocks in Australia	199,365,993

Austria - 0.0%	Diversified Telecommunication Services - 0.0%	125,100	Telekom Austria AG	3,524,567

			Total Common Stocks in Austria	3,524,567

Belgium - 0.1%	Diversified Financial Services - 0.1%	1,296,511	Fortis	28,996,862

			Total Common Stocks in Belgium	28,996,862

Brazil - 2.0%	Commercial Banks - 0.1%	425,000	Banco Bradesco SA	11,290,648
		85,000	Uniao de Bancos Brasileiros SA (e)	11,118,000

				22,408,648

	Construction & Engineering - 0.0%	833,500	Obrascon Huarte Lain Brasil SA	9,003,127

	Electric Utilities - 0.0%	435,000	Cia Energetica de Minas Gerais (e)	6,929,550

	Food & Staples Retailing - 0.0%	733,694	Cia Brasileira de Distribuicao Grupo Pao de Acucar
			(Preference Shares)	13,556,029

	Food Products - 0.2%	604,500	Cosan SA Industria e Comercio	9,447,246
		2,400,000	JBS SA (b)	6,671,973
		2,254,200	SLC Agricola SA (b)	25,246,015

				41,365,234

	Household Durables - 0.1%	1,010,000	Gafisa SA	17,053,439

	Metals & Mining - 0.3%	2,000,000	Companhia Vale do Rio Doce (Preference 'A' Shares) (e)	52,060,000
		436,500	Usinas Siderurgicas de Minas Gerais SA
			(Preference 'A' Shares)	20,472,570

				72,532,570

	Oil, Gas & Consumable Fuels - 1.1%	2,715,200	Petroleo Brasileiro SA (e)	268,781,828

	Road & Rail - 0.1%	1,800,000	All America Latina Logistica SA	19,442,865

	Software - 0.0%	879,900	Datasul	7,403,366

	Water Utilities - 0.0%	48,800	Companhia de Saneamento de Minas Gerais	660,284

	Wireless Telecommunication Services - 0.1%	2,500,000	Vivo Participacoes SA (d)(e)	14,675,000

			Total Common Stocks in Brazil	493,811,940

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

Canada - 2.1%	Auto Components - 0.0%	9,100	Magna International, Inc. (Class A)	$ 716,443

	Communications Equipment - 0.0%	740,300	Nortel Networks Corp. (b)	9,231,541

	Diversified Telecommunication Services -	18,700	BCE, Inc.	649,825
	0.0%	216,500	TELUS Corp.	9,409,950

				10,059,775

	Food Products - 0.1%	1,000,000	Saskatchewan Wheat Pool (b)	11,632,887

	Insurance - 0.0%	11,400	Sun Life Financial, Inc.	564,186

	Metals & Mining - 1.4%	2,100,000	Alamos Gold, Inc. (b)	14,640,705
		752,740	Barrick Gold Corp.	38,758,583
		3,371,800	Eldorado Gold Corp. (b)	22,164,115
		3,076,900	Goldcorp, Inc.	114,522,218
		4,284,616	Kinross Gold Corp. (b)	94,521,433
		1,800,400	Kinross Gold Corp. (b)	39,842,852
		3,500,000	Peak Gold Ltd. (b)	1,986,953

				326,436,859

	Oil, Gas & Consumable Fuels - 0.1%	200,000	Canadian Natural Resources Ltd.	12,742,000
		13,700	EnCana Corp.	907,077
		19,100	Imperial Oil Ltd.	933,799
		18,500	Petro-Canada Inc.	843,600
		337,000	Petro-Canada Inc.	15,315,283
		225,000	Talisman Energy, Inc.	3,554,106

				34,295,865

	Paper & Forest Products - 0.0%	625,000	Sino-Forest Corp. (b)	11,478,512

	Road & Rail - 0.3%	641,300	Canadian Pacific Railway Ltd.	42,819,334
		250,000	Canadian Pacific Railway Ltd. (USD)	16,642,500

				59,461,834

	Wireless Telecommunication Services - 0.2%	1,202,800	Rogers Communications, Inc. Class B	46,079,268

			Total Common Stocks in Canada	509,957,170

Chile - 0.1%	Commercial Banks - 0.1%	340,400	Banco Santander Chile SA (e)	16,700,024

	Electric Utilities - 0.0%	400,000	Enersis SA (e)	5,688,000

	Food & Staples Retailing - 0.0%	1,255,474	Centros Comerciales Sudamericanos SA	5,272,261

	Multiline Retail - 0.0%	898,504	SACI Falabella	4,934,177

			Total Common Stocks in Chile	32,594,462

China - 1.2%	Automobiles - 0.0%	10,000,000	Denway Motors Ltd.	5,898,806

	Diversified Telecommunication Services - 0.0%	368,400	China Communications Services Corp. Ltd. (b)	285,230

	Electrical Equipment - 0.1%	24,766,000	Shanghai Electric Group Corp.	19,270,895

	Food Products - 0.2%	41,563,833	Chaoda Modern Agriculture Holdings Ltd.	42,294,509

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

	Industrial Conglomerates - 0.3%	14,880,000	Beijing Enterprises Holdings Ltd.	$ 62,901,906
		20,000,000	Tianjin Development Holdings Ltd.	17,954,230

				80,856,136

	Insurance - 0.1%	258,866	China Life Insurance Co. Ltd. (d)(e)	14,431,780
		1,725,000	Ping An Insurance Group Co. of China Ltd.	12,175,211

				26,606,991

	Oil, Gas & Consumable Fuels - 0.3%	13,398,200	China Shenhua Energy Co. Ltd. Class H	69,805,442
		300	Yanzhou Coal Mining Co. Ltd.	506

				69,805,948

	Transportation Infrastructure - 0.1%	5,459,600	Hainan Meilan International Airport Co., Ltd.	4,786,907
		3,274,000	Jiangsu Express	3,066,273
		31,788,300	Xiamen International Port Co. Ltd.	8,710,941

				16,564,121

	Wireless Telecommunication Services - 0.1%	2,000,000	China Mobile Ltd.	29,486,399

			Total Common Stocks in China	291,069,035

Denmark - 0.1%	Commercial Banks - 0.1%	665,776	Danske Bank A/S	23,923,700

			Total Common Stocks in Denmark	23,923,700

Egypt - 0.1%	Diversified Telecommunication Services - 0.1%	3,299,881	Telecom Egypt	13,247,684

			Total Common Stocks in Egypt	13,247,684

Finland - 0.0%	Communications Equipment - 0.0%	26,700	Nokia Oyj (e)	986,565

	Electric Utilities - 0.0%	202,502	Fortum Oyj	8,209,399

			Total Common Stocks in Finland	9,195,964

France - 1.2%	Aerospace & Defense - 0.1%	700,000	European Aeronautic Defense and Space Co.	17,853,800

	Automobiles - 0.1%	238,265	Renault SA	27,194,767

	Commercial Banks - 0.1%	207,922	Societe Generale SA	26,117,621

	Communications Equipment - 0.0%	244,500	Alcatel-Lucent (e)	1,547,685

	Diversified Telecommunication Services - 0.2%	1,350,000	France Telecom SA	47,611,676

	Electric Utilities - 0.2%	329,907	Electricite de France SA	34,407,892

	Health Care Equipment & Supplies - 0.1%	515,000	Cie Generale d'Optique Essilor International SA	29,849,169

	Insurance - 0.1%	581,362	AXA SA	19,968,279

	Machinery - 0.1%	101,972	Vallourec SA	20,495,473

	Oil, Gas & Consumable Fuels - 0.2%	698,629	Total SA	50,845,168

	Software - 0.0%	6,880,000	Infogrames Entertainment SA (b)	1,431,991

			Total Common Stocks in France	277,323,521

Germany - 1.3%	Air Freight & Logistics - 0.1%	1,009,334	Deutsche Post AG	32,565,295

	Automobiles - 0.3%	600,000	Bayerische Motoren Werke AG	32,948,147
		387,903	DaimlerChrysler AG	30,333,794

				63,281,941

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

	Chemicals - 0.2%	480,025	Bayer AG	$ 39,385,737
		12,400	Bayer AG (e)	1,012,526

				40,398,263

	Diversified Telecommunication Services - 0.1%	1,568,875	Deutsche Telekom AG	32,136,468

	Electric Utilities - 0.2%	215,100	E.ON AG	39,612,182

	Industrial Conglomerates - 0.2%	322,280	Siemens AG	41,542,273

	Insurance - 0.1%	170,096	Allianz AG Registered Shares	30,316,686

	Multi-Utilities - 0.1%	190,644	RWE AG	23,402,739

			Total Common Stocks in Germany	303,255,847

Hong Kong - 0.6%	Electric Utilities - 0.1%	4,499,900	Cheung Kong Infrastructure Holdings Ltd.	17,062,063

	Industrial Conglomerates - 0.1%	3,800,000	Hutchison Whampoa Ltd.	37,410,263

	Real Estate Investment Trusts (REITs) - 0.0%	2,000,000	The Link REIT	5,088,889

	Real Estate Management & Development - 0.4%	1,700,000	Cheung Kong Holdings Ltd.	27,564,992
		1,991,700	Sun Hung Kai Properties Ltd.	39,522,976
		5,048,375	Wharf Holdings Ltd.	27,192,945

				94,280,913

			Total Common Stocks in Hong Kong	153,842,128

India - 1.6%	Automobiles - 0.1%	168,000	Bajaj Auto Ltd.	10,155,334
		837,540	Tata Motors Ltd.	14,960,264

				25,115,598

	Commercial Banks - 0.1%	575,000	State Bank of India Ltd.	31,982,030

	Construction & Engineering - 0.1%	200,300	Larsen & Toubro Ltd.	18,828,302

	Construction Materials - 0.1%	7,982,882	Gujarat Ambuja Cements Ltd.	24,765,129

	Diversified Financial Services - 0.0%	181,600	Reliance Capital Ltd.	8,784,093

	Electrical Equipment - 0.0%	116,700	Bharat Heavy Electricals Ltd.	6,179,221

	IT Services - 0.1%	325,000	Infosys Technologies Ltd.	12,504,724

	Media - 0.1%	3,089,075	Wire and Wireless India Ltd. (b)	3,405,224
		2,793,141	Zee News Ltd. (b)	4,710,514
		3,617,650	Zee Telefilms Ltd.	26,476,607

				34,592,345

	Oil, Gas & Consumable Fuels - 0.6%	300,000	Hindustan Petroleum Corp.	1,946,538
		2,250,000	Reliance Industries Ltd.	142,725,996

				144,672,534

	Pharmaceuticals - 0.0%	225,000	Wockhardt Ltd.	2,045,336

	Road & Rail - 0.1%	450,000	Container Corp. of India	20,618,817

	Thrifts & Mortgage Finance - 0.2%	475,000	Housing Development Finance Corp.	34,613,172

	Wireless Telecommunication Services - 0.1%	1,500,000	Reliance Communication Ventures Ltd.	23,127,150

			Total Common Stocks in India	387,828,451

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

Ireland - 0.2%	Commercial Banks - 0.1%	894,408	Allied Irish Banks Plc	$ 19,761,805

	Construction Materials - 0.1%	681,476	CRH Plc	25,846,507

			Total Common Stocks in Ireland	45,608,312

Israel - 0.1%	Pharmaceuticals - 0.1%	300,001	Teva Pharmaceutical Industries Ltd. (e)	13,812,046

	Software - 0.0%	227,521	Ectel Ltd. (b)(e)	632,508

			Total Common Stocks in Israel	14,444,554

Italy - 0.6%	Commercial Banks - 0.3%	4,782,663	Banca Intesa SpA	34,040,905
		3,979,535	Unicredit SpA	29,385,318

				63,426,223

	Diversified Telecommunication Services - 0.1%	10,319,742	Telecom Italia SpA	31,345,132

	Oil, Gas & Consumable Fuels - 0.2%	1,277,729	Eni SpA	41,312,190

			Total Common Stocks in Italy	136,083,545

Japan - 6.6%	Auto Components - 0.1%	750,000	Toyota Industries Corp.	29,269,950

	Automobiles - 0.2%	300,000	Honda Motor Co., Ltd.	9,277,118
		2,000,000	Suzuki Motor Corp.	50,292,138

				59,569,256

	Beverages - 0.4%	1,450	Coca-Cola Central Japan Co., Ltd.	11,163,355
		1,555,700	Coca-Cola West Holdings Co., Ltd.	33,212,247
		500,000	Hokkaido Coca-Cola Bottling Co., Ltd.	2,689,825
		2,400,000	Kirin Holdings Co., Ltd.	38,478,537
		1,350,000	Mikuni Coca-Cola Bottling Co., Ltd.	14,328,162

				99,872,126

	Building Products - 0.2%	1,649,900	Asahi Glass Co., Ltd.	20,756,310
		425,000	Daikin Industries Ltd.	19,242,662

				39,998,972

	Chemicals - 0.5%	9,500,000	Mitsubishi Rayon Co., Ltd.	38,300,896
		725,000	Shin-Etsu Chemical Co., Ltd.	38,346,725
		4,499,700	Sumitomo Chemical Co., Ltd.	32,059,818
		1,974,900	Ube Industries Ltd.	6,220,570

				114,928,009

	Commercial Banks - 0.2%	595,000	The Bank of Yokohama Ltd.	3,898,961
		2,900,000	Fukuoka Financial Group, Inc.	17,760,182
		2,000,000	Shinsei Bank Ltd.	9,281,655
		2,800	Sumitomo Mitsui Financial Group, Inc.	22,471,860

				53,412,658

	Construction & Engineering - 0.3%	1,625,000	JGC Corp.	27,360,144
		1,600,000	Kinden Corp.	13,596,770
		4,609,800	Okumura Corp.	25,713,076
		2,249,500	Toda Corp.	11,706,409

				78,376,399

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

	Consumer Finance - 0.1%	610,000	Credit Saison Co., Ltd.	$ 17,797,233

	Diversified Financial Services - 0.2%	34,970	NCB Holdings Ltd. (b)	1,293,890
		3,465,000	RHJ International (b)	42,167,503
		911,000	RHJ International (b)(e)(i)	11,024,694

				54,486,087

	Electronic Equipment & Instruments - 0.3%	1,250,000	Hoya Corp.	33,982,091
		500,000	Murata Manufacturing Co., Ltd.	24,954,759

				58,936,850

	Food & Staples Retailing - 0.2%	200,000	Ministop Co., Ltd.	3,845,669
		1,400,000	Seven & I Holdings Co. Ltd.	34,688,984

				38,534,653

	Food Products - 0.0%	525,000	Ajinomoto Co., Inc.	5,595,261
		250,000	House Foods Corp.	4,440,266

				10,035,527

	Gas Utilities - 0.2%	8,500,000	Tokyo Gas Co., Ltd.	39,930,700

	Household Durables - 0.4%	750,000	Daiwa House Industry Co., Ltd.	10,533,146
		1,800,000	Matsushita Electric Industrial Co., Ltd.	38,385,370
		265,000	Rinnai Corp.	8,570,452
		3,250,000	Sekisui House Ltd.	36,422,516

				93,911,484

	Insurance - 1.3%	10,000,000	Aioi Insurance Co., Ltd.	48,814,494
		3,150,000	Millea Holdings, Inc.	120,023,516
		7,825,650	Mitsui Sumitomo Insurance Co., Ltd.	81,102,871
		6,750,000	Nipponkoa Insurance Co., Ltd.	62,116,956

				312,057,837

	Machinery - 0.1%	2,125,600	Kubota Corp.	15,335,822
		250,000	Tadano Ltd.	2,362,643

				17,698,465

	Media - 0.1%	1,275,000	Toho Co., Ltd.	31,208,150

	Office Electronics - 0.2%	950,000	Canon, Inc.	40,273,395

	Pharmaceuticals - 0.7%	1,275,000	Astellas Pharma, Inc.	55,305,839
		994,000	Mitsubishi Tanabe Pharma Corp.	12,010,814
		1,825,000	Takeda Pharmaceutical Co., Ltd.	111,441,134

				178,757,787

	Real Estate Management & Development - 0.1%	4,274	Marco Polo Investment Holdings Ltd.	1,837,605
		12,600	NTT Urban Development Co.	20,026,913

				21,864,518

	Road & Rail - 0.2%	4,450	East Japan Railway Co.	37,032,122

	Specialty Retail - 0.0%	81,000	Shimachu Co., Ltd.	2,243,807

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

	Textiles, Apparel & Luxury Goods - 0.0%	550,000	Asics Corp.	$ 7,173,216

	Tobacco - 0.1%	5,100	Japan Tobacco, Inc.	27,065,521

	Trading Companies & Distributors - 0.2%	2,100,000	Mitsubishi Corp.	55,648,313

	Wireless Telecommunication Services - 0.3%	45,500	NTT DoCoMo, Inc.	71,933,198
		640	Okinawa Cellular Telephone Co.	1,207,588

				73,140,786

			Total Common Stocks in Japan	1,593,223,821

Luxembourg - 0.1%	Metals & Mining - 0.1%	498,631	ArcelorMittal	32,662,358

			Total Common Stocks in Luxembourg	32,662,358

Malaysia - 0.5%	Diversified Telecommunication Services - 0.1%	3,750,000	Telekom Malaysia Bhd	13,213,165

	Electric Utilities - 0.1%	12,700,444	Tenaga Nasional Bhd	36,189,050

	Food Products - 0.2%	18,867,856	IOI Corp. Bhd	41,903,935

	Tobacco - 0.1%	1,125,000	British American Tobacco Malaysia Bhd	14,693,079

	Transportation Infrastructure - 0.0%	3,859,800	PLUS Expressways Bhd	3,932,167

			Total Common Stocks in Malaysia	109,931,396

Mexico - 0.2%	Beverages - 0.1%	670,800	Fomento Economico Mexicano, SA de CV (e)	24,262,836

	Household Durables - 0.0%	531,900	Urbi, Desarrollos Urbanos, SA de CV (b)	1,880,819

	Media - 0.1%	1,400,000	Grupo Televisa, SA (e)	31,206,000
		200,600	Megacable Holdings SAB de CV (b)	583,543

				31,789,543

			Total Common Stocks in Mexico	57,933,198

Netherlands - 0.2%	Chemicals - 0.2%	514,346	Akzo Nobel NV	38,050,731

	Food Products - 0.0%	267,375	Unilever NV (e)	8,695,035

	Semiconductors & Semiconductor	29,500	ASML Holding NV (e)	784,405
	Equipment - 0.0%

			Total Common Stocks in the Netherlands	47,530,171

New Zealand - 0.1%	Diversified Telecommunication Services - 0.0%	1,777,778	Telecom Corp. of New Zealand Ltd.	5,616,600

	Electric Utilities - 0.1%	1,115,000	Contact Energy Ltd.	6,737,260

			Total Common Stocks in New Zealand	12,353,860

Norway - 0.1%	Diversified Telecommunication Services - 0.0%	477,000	Telenor ASA	9,878,138

	Oil, Gas & Consumable Fuels - 0.1%	519,856	Statoilhydro ASA	13,688,415

			Total Common Stocks in Norway	23,566,553

Peru - 0.0%	Metals & Mining - 0.0%	13,800	Southern Copper Corp.	1,294,992

			Total Common Stocks in Peru	1,294,992

Russia - 0.1%	Metals & Mining - 0.1%	500,000	Polyus Gold Co. ZAO (e)	25,150,000

			Total Common Stocks in Russia	25,150,000

Singapore - 1.1%	Commercial Banks - 0.1%	3,125,000	Oversea-Chinese Banking Corp.	16,644,073

	Diversified Telecommunication Services - 0.3%	25,541,910	Singapore Telecommunications Ltd.	66,527,619

	Health Care Providers & Services - 0.1%	8,999,900	Parkway Holdings Ltd.	22,865,631

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

	Industrial Conglomerates - 0.3%	7,999,800	Fraser and Neave Ltd.	$ 27,409,636
		7,000,000	Keppel Corp. Ltd.	56,963,103

				84,372,739

	Media - 0.0%	2,500,000	Singapore Press Holdings Ltd.	7,754,630

	Real Estate Investment Trusts (REITs) - 0.0%	449,995	Parkway Life Real Estate Investment Trust (b)	359,564

	Real Estate Management & Development - 0.2%	6,900,000	CapitaLand Ltd.	29,219,098
		1,831,652	Keppel Land Ltd.	8,117,225

				37,336,323

	Trading Companies & Distributors - 0.0%	4,237,764	Noble Group Ltd.	5,319,626

	Wireless Telecommunication Services - 0.1%	10,800,000	MobileOne Ltd.	14,449,519

			Total Common Stocks in Singapore	255,629,724

South Africa - 0.2%	Metals & Mining - 0.2%	79,000	Anglo Platinum Ltd.	11,463,035
		550,000	Gold Fields Ltd. (e)	8,266,500
		310,000	Impala Platinum Holdings Ltd.	11,779,588

				31,509,123

	Oil, Gas & Consumable Fuels - 0.0%	152,000	Sasol Ltd.	7,306,984

			Total Common Stocks in South Africa	38,816,107

South Korea - 1.8%	Chemicals - 0.1%	608,400	Samsung Fine Chemicals Co., Ltd.	31,311,990

	Commercial Banks - 0.2%	430,000	Daegu Bank	6,279,551
		178,800	Hana Financial Group, Inc.	8,777,048
		218,700	Kookmin Bank	14,385,209
		450,000	Pusan Bank	6,182,742

				35,624,550

	Diversified Telecommunication Services - 0.3%	2,200,000	KT Corp. (e)	58,410,000

	Electric Utilities - 0.1%	700,000	Korea Electric Power Corp. (b)	28,173,965

	Electrical Equipment - 0.1%	342,000	LS Cable Ltd.	26,331,821

	Electronic Equipment & Instruments - 0.0%	635,000	Fine DNC Co., Ltd. (b)	2,454,975
		565,000	Interflex Co., Ltd.	3,034,785

				5,489,760

	Food Products - 0.1%	76,516	CJ Cheil Jedang Corp. (b)	23,346,338
		23,100	Nong Shim Co., Ltd.	4,707,386

				28,053,724

	Hotels, Restaurants & Leisure - 0.0%	2,121,026	Paradise Co. Ltd.	7,281,213

	Industrial Conglomerates - 0.1%	130,284	CJ Corp. (b)	9,748,732

	Insurance - 0.2%	339,200	Dongbu Insurance Co., Ltd.	13,748,605
		1,300,300	Korean Reinsurance Co.	15,205,243
		1,840,166	Meritz Fire & Marine Insurance Co. Ltd.	18,634,394

				47,588,242

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

	Metals & Mining - 0.3%	60,330	POSCO	$ 32,833,405
		288,000	POSCO (e)	39,041,280

				71,874,685

	Multiline Retail - 0.0%	171,000	Lotte Shopping Co. (e)(i)	2,984,668

	Textiles, Apparel & Luxury Goods - 0.0%	225,000	Cheil Industries, Inc.	9,082,153

	Tobacco - 0.2%	600,000	KT&G Corp.	51,617,484

	Wireless Telecommunication Services - 0.1%	75,140	SK Telecom Co., Ltd.	17,115,665

			Total Common Stocks in South Korea	430,688,652

Spain - 0.3%	Commercial Banks - 0.2%	2,293,900	Banco Santander SA	40,344,375

	Diversified Telecommunication Services - 0.1%	186,798	Telefonica SA (e)	16,400,864

	Electric Utilities - 0.0%	1,315,200	Iberdrola Renovables (b)	10,597,779

	Transportation Infrastructure - 0.0%	440,998	Cintra Concesiones de Infraestructuras de Transporte SA	6,419,526

			Total Common Stocks in Spain	73,762,544

Switzerland - 1.2%	Capital Markets - 0.2%	490,435	Credit Suisse Group	27,924,120
		498,724	UBS AG	20,718,921

				48,643,041

	Diversified Telecommunication Services - 0.1%	72,472	Swisscom AG	28,930,365

	Food Products - 0.5%	248,043	Nestle SA Registered Shares	111,047,658

	Insurance - 0.2%	315,360	Swiss Reinsurance Co. Registered Shares	23,694,668
		114,863	Zurich Financial Services AG	32,888,890

				56,583,558

	Pharmaceuticals - 0.2%	951,631	Novartis AG Registered Shares	48,212,791

			Total Common Stocks in Switzerland	293,417,413

Taiwan - 0.6%	Commercial Banks - 0.0%	10,317,540	Chinatrust Financial Holding Co. (b)	8,313,138

	Construction Materials - 0.1%	25,708,113	Taiwan Cement Corp.	33,412,593

	Diversified Financial Services - 0.0%	6,740,000	Fubon Financial Holding Co. Ltd.	6,843,678

	Diversified Telecommunication Services - 0.2%	5,790,909	Chunghwa Telecom Co. Ltd.	12,325,858
		2,090,909	Chunghwa Telecom Co. Ltd. (e)	43,971,816

				56,297,674

	Electronic Equipment & Instruments - 0.2%	8,600,838	Delta Electronics, Inc.	22,023,886
		2,750,000	HON HAI Precision Industry Co., Ltd.	14,762,921

				36,786,807

	Insurance - 0.1%	5,769,402	Cathay Financial Holding Co., Ltd.	13,803,253

			Total Common Stocks in Taiwan	155,457,143

Thailand - 0.5%	Commercial Banks - 0.1%	12,600,000	Siam Commercial Bank PCL	29,004,998

	Construction Materials - 0.1%	2,500,000	Siam Cement PCL Foreign Shares	16,159,304

	Electronic Equipment & Instruments - 0.0%	10,750,000	Hana Microelectronics PCL	6,186,582

	Food Products - 0.0%	3,300,000	Thai Union Frozen Products PCL Foreign Shares	1,999,091

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

	Oil, Gas & Consumable Fuels - 0.2%	2,733,000	PTT Exploration & Production PCL	$ 12,168,741
		4,000,000	PTT Public Co. THB10	39,012,570

				51,181,311

	Transportation Infrastructure - 0.1%	6,255,000	Airports of Thailand PCL	10,230,804
		4,950,000	Bangkok Expressway PCL Foreign Shares	3,193,548

				13,424,352

			Total Common Stocks in Thailand	117,955,638

United Kingdom - 2.8%	Aerospace & Defense - 0.2%	3,897,989	BAE Systems Plc	36,312,338

	Beverages - 0.4%	1,215,000	Diageo Plc (e)	98,062,650

	Commercial Banks - 0.2%	1,727,473	Barclays Plc	16,306,721
		1,720,115	HBOS Plc	23,968,159

				40,274,880

	Diversified Financial Services - 0.0%	7,629,318	Guinness Peat Group Plc	8,903,983

	Food Products - 0.4%	789,900	Cadbury Schweppes Plc (e)	35,047,863
		1,000,000	Premier Foods Plc	2,676,125
		1,481,940	Unilever Plc	48,850,399

				86,574,387

	Insurance - 0.1%	1,528,399	Prudential Plc	19,593,578

	Metals & Mining - 0.2%	699,519	Anglo American Plc	38,652,470

	Oil, Gas & Consumable Fuels - 0.5%	4,963,520	BP Plc	52,901,140
		200,000	Royal Dutch Shell Plc (e)	14,282,000
		1,693,219	Royal Dutch Shell Plc Class B	58,840,889

				126,024,029

	Pharmaceuticals - 0.1%	923,741	GlaxoSmithKline Plc	21,893,072

	Tobacco - 0.2%	1,168,491	British American Tobacco Plc	41,858,353

	Wireless Telecommunication Services - 0.5%	29,118,967	Vodafone Group Plc	101,865,642
		876,736	Vodafone Group Plc (e)	30,510,413

				132,376,055

			Total Common Stocks in the United Kingdom	650,525,795

United States - 26.4%	Aerospace & Defense - 0.1%	108,800	Boeing Co.	9,049,984
		89,600	General Dynamics Corp.	7,567,616
		13,600	Goodrich Corp.	850,680
		13,400	Honeywell International, Inc.	791,538
		8,200	L-3 Communications Holdings, Inc.	908,806
		6,000	Lockheed Martin Corp.	647,520
		7,600	Northrop Grumman Corp.	603,136
		10,400	Raytheon Co.	677,456
		300,000	Spirit Aerosystems Holdings, Inc. Class A (b)	8,286,000

				29,382,736

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

	Air Freight & Logistics - 0.0%	52,500	FedEx Corp.	$ 4,907,700

	Airlines - 0.0%	12,600	Continental Airlines, Inc. Class B (b)	342,846

	Auto Components - 0.0%	21,600	Johnson Controls, Inc.	763,992
		4,400	WABCO Holdings, Inc.	177,276

				941,268

	Automobiles - 0.3%	2,750,000	General Motors Corp.	77,852,500

	Beverages - 0.2%	524,800	The Coca-Cola Co.	31,052,416
		40,200	Coca-Cola Enterprises, Inc.	927,414
		381,600	Constellation Brands, Inc. Class A (b)	7,975,440
		22,400	Pepsi Bottling Group, Inc.	780,640
		159,000	PepsiAmericas, Inc.	3,917,760

				44,653,670

	Biotechnology - 0.0%	448,500	Senomyx, Inc. (b)(d)	2,919,735

	Capital Markets - 0.7%	1,426,748	The Bank of New York Mellon Corp.	66,529,259
		2,900	The Goldman Sachs Group, Inc.	582,233
		996,500	Northern Trust Corp.	73,103,240
		397,700	State Street Corp.	32,659,124

				172,873,856

	Chemicals - 0.3%	17,300	Albemarle Corp.	627,298
		11,200	CF Industries Holdings, Inc.	1,197,616
		23,000	Celanese Corp. Series A	855,140
		790,000	The Dow Chemical Co.	30,541,400
		723,500	E.I. du Pont de Nemours & Co.	32,687,730
		12,900	Lubrizol Corp.	678,669

				66,587,853

	Commercial Services & Supplies - 0.0%	9,900	Dun & Bradstreet Corp.	910,602
		9,200	Manpower, Inc.	517,592
		26,200	Republic Services, Inc. Class A	786,000

				2,214,194

	Communications Equipment - 1.6%	6,807,816	3Com Corp. (b)(d)	28,116,280
		1,335,800	Ciena Corp. (b)	36,240,254
		4,753,500	Cisco Systems, Inc. (b)	116,460,750
		2,436,700	Comverse Technology, Inc. (b)	39,840,045
		2,285,000	Corning, Inc.	54,999,950
		702,300	Extreme Networks, Inc. (b)	2,422,935
		298,112	JDS Uniphase Corp. (b)	3,103,346
		25,400	Juniper Networks, Inc. (b)	689,610
		1,417,700	Motorola, Inc.	16,346,081

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

		1,500,000	Polycom, Inc. (b)	$ 37,875,000
		912,700	QUALCOMM, Inc.	38,716,734
		250,900	Tellabs, Inc. (b)	1,711,138

				376,522,123

	Computers & Peripherals - 0.7%	41,800	EMC Corp. (b)	663,366
		572,300	Hewlett-Packard Co.	25,038,125
		819,700	International Business Machines Corp.	87,986,598
		675,000	Lexmark International, Inc. Class A (b)	24,441,750
		14,700	NCR Corp. (b)	315,756
		35,800	Seagate Technology	725,666
		1,000,000	Sun Microsystems, Inc. (b)	17,500,000
		14,700	Teradata Corp. (b)	350,154
		34,900	Western Digital Corp. (b)	923,105

				157,944,520

	Construction & Engineering - 0.3%	898,790	Foster Wheeler Ltd. (b)	61,540,151
		300,000	KBR, Inc. (b)	9,477,000

				71,017,151

	Consumer Finance - 0.0%	3,450	Discover Financial Services, Inc.	60,375
		150,000	SLM Corp.	3,262,500

				3,322,875

	Containers & Packaging - 0.1%	572,300	Crown Holdings, Inc. (b)	14,032,796
		22,400	Owens-Illinois, Inc. (b)	1,128,960
		601,100	Smurfit-Stone Container Corp. (b)	5,704,439

				20,866,195

	Distributors - 0.0%	15,600	Genuine Parts Co.	685,308

	Diversified Financial Services - 0.1%	500,000	JPMorgan Chase & Co.	23,775,000

	Diversified Telecommunication Services - 0.9%	2,555,800	AT&T Inc.	98,372,742
		2,578	AboveNet, Inc. (b)	195,283
		15,700	CenturyTel, Inc.	579,487
		92,560	Embarq Corp.	4,192,968
		662,200	General Communication, Inc. Class A (b)	4,774,462
		1,261,600	Qwest Communications International Inc.	7,418,208
		2,245,300	Verizon Communications, Inc.	87,207,452
		451,866	Windstream Corp.	5,246,164

				207,986,766

	Electric Utilities - 0.3%	43,200	Duke Energy Corp.	806,112
		32,800	Exelon Corp.	2,499,032
		193,200	FPL Group, Inc.	12,457,536

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

		17,000	FirstEnergy Corp.	$ 1,210,740
		524,000	Mirant Corp. (b)	19,304,160
		574,800	PPL Corp.	28,119,216

				64,396,796

	Electronic Equipment & Instruments - 0.0%	20,100	Avnet, Inc. (b)	715,761
		314,094	Tyco Electronics Ltd.	10,619,518

				11,335,279

	Energy Equipment & Services - 1.0%	75,000	Baker Hughes, Inc.	4,869,750
		864,500	Complete Production Services, Inc. (b)(d)	13,745,550
		243,300	ENSCO International, Inc.	12,437,496
		800,000	Grant Prideco, Inc. (b)	39,824,000
		600,000	Halliburton Co.	19,902,000
		450,000	Key Energy Services, Inc. (b)	5,310,000
		100,000	Nabors Industries Ltd. (b)	2,722,000
		399,800	National Oilwell Varco, Inc. (b)	24,079,954
		300,000	Noble Corp.	13,131,000
		650,000	Schlumberger Ltd.	49,049,000
		194,800	Smith International, Inc.	10,560,108
		290,000	Transocean, Inc.	35,554,000
		200,000	Weatherford International Ltd. (b)	12,362,000

				243,546,858

	Food & Staples Retailing - 0.1%	381,638	CVS Caremark Corp.	14,910,597
		23,600	The Kroger Co.	600,620
		194,176	SUPERVALU INC.	5,836,931
		190,800	Wal-Mart Stores, Inc.	9,707,904

				31,056,052

	Food Products - 0.4%	548,500	ConAgra Foods, Inc.	11,809,205
		373,990	H.J. Heinz Co.	15,917,014
		2,320,708	Kraft Foods, Inc.	67,903,916
		381,600	Sara Lee Corp.	5,365,296
		35,400	Tyson Foods, Inc. Class A	504,450

				101,499,881

	Health Care Equipment & Supplies - 0.3%	200,000	Baxter International, Inc.	12,148,000
		800,000	Boston Scientific Corp. (b)	9,704,000
		314,094	Covidien Ltd.	14,018,015
		750,000	Medtronic, Inc.	34,927,500

				70,797,515

	Health Care Providers & Services - 0.9%	600,000	Aetna, Inc.	31,956,000
		250,000	AmerisourceBergen Corp.	11,662,500

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

		300,000	Cigna Corp.	$ 14,748,000
		86,400	Coventry Health Care, Inc. (b)	4,888,512
		200,000	DaVita, Inc. (b)	10,670,000
		15,000	Express Scripts, Inc. (b)	1,012,350
		14,800	Health Net, Inc. (b)	688,052
		350,000	HealthSouth Corp. (b)(d)	5,957,000
		200,000	Humana, Inc. (b)	16,060,000
		300,000	McKesson Corp.	18,837,000
		400,000	Medco Health Solutions, Inc. (b)	20,032,000
		16,675	PharMerica Corp. (b)	247,457
		750,000	UnitedHealth Group, Inc.	38,130,000
		400,000	WellPoint, Inc. (b)	31,280,000

				206,168,871

	Hotels, Restaurants & Leisure - 0.5%	591,700	McDonald's Corp.	31,685,535
		2,230,138	Panera Bread Co. Class A (b)(d)	84,254,614

				115,940,149

	Household Durables - 0.0%	8,900	Mohawk Industries, Inc. (b)	711,288

	Household Products - 0.7%	19,700	Clorox Co.	1,208,004
		7,900	Energizer Holdings, Inc. (b)	739,598
		2,359,200	The Procter & Gamble Co.	155,589,240

				157,536,842

	IT Services - 0.0%	16,500	Accenture Ltd. Class A	571,230
		14,500	Computer Sciences Corp. (b)	613,640
		10,200	DST Systems, Inc. (b)	729,300
		25,200	Electronic Data Systems Corp.	506,520

				2,420,690

	Independent Power Producers & Energy	664,200	The AES Corp. (b)	12,672,936
	Traders - 0.2%	182,600	Constellation Energy Group, Inc.	17,157,096
		1,067,088	Dynegy, Inc. Class A (b)	7,490,958
		107,000	NRG Energy, Inc. (b)	4,129,130

				41,450,120

	Industrial Conglomerates - 1.2%	7,999,700	General Electric Co.	283,269,377
		22,100	Textron, Inc.	1,238,705
		314,094	Tyco International Ltd.	12,362,740

				296,870,822

	Insurance - 2.2%	879,000	ACE Ltd.	51,280,860
		2,999,700	American International Group, Inc.	165,463,452
		406,618	Assurant, Inc.	26,385,453
		18,400	Axis Capital Holdings Ltd.	736,736

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

		14,900	CNA Financial Corp.	$ 506,451
		248,200	Chubb Corp.	12,854,278
		116,400	Darwin Professional Underwriters, Inc. (b)	2,581,752
		803,200	Endurance Specialty Holdings Ltd.	32,545,664
		94,700	Everest Re Group Ltd.	9,630,043
		3,000,000	Fidelity National Title Group, Inc. Class A	59,070,000
		15,800	Genworth Financial, Inc. Class A	384,572
		304,902	Hartford Financial Services Group, Inc.	24,626,935
		435,930	IPC Holdings, Ltd.	11,216,479
		8,400	Lincoln National Corp.	456,624
		13,700	Loews Corp.	639,653
		284,700	Marsh & McLennan Cos., Inc.	7,857,720
		336,400	Platinum Underwriters Holdings Ltd.	11,353,500
		105,700	Prudential Financial, Inc.	8,917,909
		231,700	RenaissanceRe Holdings Ltd.	13,204,583
		735,400	The Travelers Cos., Inc.	35,372,740
		985,071	XL Capital Ltd. Class A	44,328,195

				519,413,599

	Internet & Catalog Retail - 0.0%	32,100	Expedia, Inc. (b)	738,942
		45,888	Liberty Media Holding Corp. - Interactive (b)	730,078

				1,469,020

	Internet Software & Services - 0.2%	89,600	Google, Inc. Class A (b)	50,561,280

	Leisure Equipment & Products - 0.1%	23,900	Hasbro, Inc.	620,683
		1,186,600	Mattel, Inc.	24,930,466

				25,551,149

	Life Sciences Tools & Services - 0.2%	28,400	Applera Corp. - Applied Biosystems Group	895,452
		300,000	Thermo Fisher Scientific, Inc. (b)	15,447,000
		400,000	Waters Corp. (b)	22,980,000

				39,322,452

	Machinery - 0.0%	16,900	AGCO Corp. (b)	1,017,718
		13,600	Cummins, Inc.	656,608
		13,600	Deere & Co.	1,193,536
		11,700	ITT Corp.	695,331
		17,700	Ingersoll-Rand Co. Class A	699,504
		12,300	Parker Hannifin Corp.	831,603
		8,800	SPX Corp.	885,280

				5,979,580

	Marine - 0.2%	2,967,400	American Commercial Lines, Inc. (b)(d)	60,119,524

	Media - 0.5%	23,800	CBS Corp. Class B	599,522

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

		5,198,700	Comcast Corp. Class A (b)(d)	$ 94,408,392
		62,000	Discovery Holding Co. (b)	1,439,640
		79,081	Idearc, Inc.	1,285,857
		192	Liberty Media Holding Corp. - Capital (b)	20,663
		524,700	Time Warner, Inc.	8,258,778
		238,400	Viacom, Inc. Class B (b)	9,240,384
		477,000	Virgin Media, Inc.	7,975,440

				123,228,676

	Metals & Mining - 1.0%	18,500	AK Steel Holding Corp.	883,930
		639,200	Alcoa, Inc.	21,157,520
		240,000	Freeport-McMoRan Copper & Gold, Inc. Class B	21,367,200
		2,700,000	Newmont Mining Corp.	146,718,000
		476,700	United States Steel Corp.	48,675,837

				238,802,487

	Multi-Utilities - 0.0%	532,500	CMS Energy Corp.	8,344,275

	Multiline Retail - 0.0%	25,000	Big Lots, Inc. (b)	434,000
		19,000	Family Dollar Stores, Inc.	399,570

				833,570

	Office Electronics - 0.1%	1,750,000	Xerox Corp.	26,950,000

	Oil, Gas & Consumable Fuels - 2.9%	370,762	Alliance Resource Partners LP	13,110,144
		200,000	Anadarko Petroleum Corp.	11,718,000
		200,000	Apache Corp.	19,088,000
		330,000	Aventine Renewable Energy Holdings, Inc. (b)(d)	3,154,800
		730,000	CNX Gas Corp. (b)	24,966,000
		600,000	Chevron Corp.	50,700,000
		500,000	ConocoPhillips	40,160,000
		1,576,330	Consol Energy, Inc.	115,072,090
		449,800	Devon Energy Corp.	38,224,004
		5,500,000	El Paso Corp.	90,640,000
		1,450,000	Exxon Mobil Corp.	125,280,000
		830,435	Foundation Coal Holdings, Inc.	43,431,751
		224,900	Hess Corp.	20,427,667
		400,000	Marathon Oil Corp.	18,740,000
		245,000	Murphy Oil Corp.	18,017,300
		13,600	Noble Energy, Inc.	987,088
		399,900	Occidental Petroleum Corp.	27,141,213
		23,020	Patriot Coal Corp. (b)	915,045
		579,508	Peabody Energy Corp.	31,305,022
		500,000	Rosetta Resources, Inc. (b)(i)	8,765,000

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

		175,700	Stone Energy Corp. (b)	$ 7,203,700
		9,800	Sunoco, Inc.	609,560
		12,600	Valero Energy Corp.	745,794

				710,402,178

	Paper & Forest Products - 0.1%	477,200	International Paper Co.	15,389,700

	Personal Products - 0.0%	333,900	Avon Products, Inc.	11,693,178

	Pharmaceuticals - 3.1%	1,056,570	Abbott Laboratories	59,484,891
		5,250,000	Bristol-Myers Squibb Co.	121,747,500
		683,700	Eli Lilly & Co.	35,224,224
		175,800	Endo Pharmaceuticals Holdings, Inc. (b)	4,595,412
		257,700	Forest Laboratories, Inc. (b)	10,248,729
		3,250,000	Johnson & Johnson	205,595,000
		264,500	King Pharmaceuticals, Inc. (b)	2,774,605
		1,699,900	Merck & Co., Inc.	78,671,372
		6,000,000	Pfizer, Inc.	140,340,000
		1,400,000	Schering-Plough Corp.	27,398,000
		1,833,400	Valeant Pharmaceuticals International (b)	20,754,088
		999,700	Wyeth	39,788,060

				746,621,881

	Real Estate Investment Trusts (REITs) - 0.0%	140,130	Ventas, Inc.	6,193,746

	Real Estate Management & Development - 0.2%	1,142,644	The St. Joe Co.	44,357,440

	Road & Rail - 2.0%	2,951,500	Burlington Northern Santa Fe Corp.	255,363,780
		19,900	CSX Corp.	964,752
		830,000	Norfolk Southern Corp.	45,143,700
		1,376,900	Union Pacific Corp.	172,153,807

				473,626,039

	Semiconductors & Semiconductor	739,700	Applied Materials, Inc.	13,255,424
	Equipment - 0.3%	2,350,000	Intel Corp.	49,820,000
		25,400	Intersil Corp. Class A	584,962
		206,928	LSI Corp. (b)	1,080,164
		23,900	Novellus Systems, Inc. (b)	567,864
		25,300	Nvidia Corp. (b)	622,127
		31,900	Texas Instruments, Inc.	986,667

				66,917,208

	Software - 1.5%	16,700	BMC Software, Inc. (b)	535,068
		115,400	Borland Software Corp. (b)	288,500
		2,699,400	CA, Inc.	59,467,782
		30,500	Cadence Design Systems, Inc. (b)	309,575
		8,645,500	Microsoft Corp.	281,843,300

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Common Stocks	Value

		507,500	Novell, Inc. (b)	$ 3,227,700
		42,800	Oracle Corp. (b)	879,540
		27,200	Synopsys, Inc. (b)	598,944
		2,115,900	TIBCO Software, Inc. (b)	15,742,296

				362,892,705

	Specialty Retail - 0.0%	558,700	Circuit City Stores, Inc.	3,039,328

	Textiles, Apparel & Luxury Goods - 0.0%	48,475	Hanesbrands, Inc. (b)	1,241,445
		1,633,481	Unifi, Inc. (b)	3,838,680

				5,080,125

	Thrifts & Mortgage Finance - 0.2%	1,200,000	Fannie Mae	40,632,000

	Tobacco - 0.4%	1,089,400	Altria Group, Inc.	82,598,308
		9,300	Loews Corp. - Carolina Group	763,809
		18,600	Reynolds American, Inc.	1,177,938

				84,540,055

	Transportation Infrastructure - 0.2%	1,485,000	Macquarie Infrastructure Co. LLC	49,094,100

	Wireless Telecommunication Services - 0.1%	3,250,000	Sprint Nextel Corp.	34,222,500
		10,100	Telephone & Data Systems, Inc.	532,674
		9,700	U.S. Cellular Corp. (b)	689,670

				35,444,844

			Total Common Stocks in the United States	6,365,027,598

			Total Common Stocks
			(Cost - $10,369,749,232) - 54.9%	13,209,000,698

			Preferred Stocks

United States - 0.5%	Diversified Financial Services - 0.2%	1,075,500	Citigroup, Inc. Series T, 6.50% (c)	58,130,775

	Insurance - 0.1%	73,300	IPC Holdings, Ltd., 7.25% (c)	1,786,688
		372,100	MetLife, Inc. Series B, 6.375% (c)	10,839,273

				12,625,961

	Oil, Gas & Consumable Fuels - 0.1%	10,650	El Paso Corp., 4.99% (b)(c)(i)	14,418,769

	Thrifts & Mortgage Finance - 0.1%	385	Fannie Mae Series 2004-1, 5.375% (c)	31,796,239

			Total Preferred Stocks (Cost - $113,885,375) - 0.5%	116,971,744

			Exchange-Traded Funds

Brazil - 0.0%		22,600	iShares MSCI Brazil (Free) Index Fund	1,716,018

			Total Exchange-Traded Funds in Brazil	1,716,018

South Korea - 0.0%		19,000	iShares MSCI South Korea Index Fund	1,074,830

			Total Exchange-Traded Funds in South Korea	1,074,830

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Shares
Country	Industry	Held	Exchange-Traded Funds	Value

United States - 3.0%		1,359,500	Consumer Staples Select Sector SPDR Fund	$ 36,978,400
		1,360,700	Health Care Select Sector SPDR Fund (d)	45,855,590
		754,300	iShares Dow Jones U.S. Telecommunications Sector
			Index Fund	19,883,348
		55,700	iShares Dow Jones U.S. Utilities Sector Index Fund	5,351,656
		325,000	iShares Silver Trust (b)	54,694,250
		5,024,968	streetTRACKS® Gold Trust (b)	459,483,074
		180,000	Telecom HOLDRs Trust	6,129,000
		2,137,600	Utilities Select Sector SPDR Fund	83,836,672
		23,400	Vanguard Telecommunication Services ETF	1,573,884

			Total Exchange-Traded Funds in the United States	713,785,874

			Total Exchange-Traded Funds
			(Cost - $559,078,827) - 3.0%	716,576,722

			Mutual Funds

Vietnam - 0.1%		2,413,470	Vietnam Enterprise Investments Ltd. - R Shares (b)	11,222,636
		14,680,000	Vinaland Ltd. (b)	20,552,000

			Total Mutual Funds (Cost - $27,188,680) - 0.1%	31,774,636

			Warrants (r)

Canada - 0.0%	Metals & Mining - 0.0%	1,750,000	Peak Gold Ltd. (expires 4/03/2012)	270,156

			Total Warrants in Canada	270,156

United States - 0.0%	Diversified Telecommunication Services - 0.0%	11,979	AboveNet, Inc. (expires 9/08/2008)	478,561
		14,093	AboveNet, Inc. (expires 9/08/2010)	422,790

				901,351

	Paper & Forest Products - 0.0%	22,750	Mandra Forestry Finance Ltd. (expires 5/15/2013)	0

			Total Warrants in the United States	901,351

			Total Warrants (Cost - $3,406,391) - 0.0%	1,171,507

			Rights

Brazil - 0.0%	Commercial Banks - 0.0%	5,875	Banco Bradesco SA (o)	13,326

			Total Rights in Brazil	13,326

India - 0.0%	Commercial Banks - 0.0%	115,000	State Bank of India (n)	1,686,229

			Total Rights in India	1,686,229

			Total Rights (Cost - $0) - 0.0%	1,699,555

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)					(in U.S. dollars)

			Face
Country	Industry		Amount	Fixed Income Securities	Value

				Corporate Bonds

Brazil - 0.1%	Commercial Banks - 0.0%	USD	5,500,000	Banco Nacional de Desenvolvimento Economico e Social,
				5.33% due 6/16/2008 (a)	$ 5,511,000

	Food Products - 0.1%		7,050,000	Cosan Finance Ltd., 7% due 2/01/2017 (i)	6,609,375

				Total Corporate Bonds in Brazil	12,120,375

Canada - 0.0%	Wireless Telecommunication Services -	CAD	6,250,000	Rogers Wireless Communications, Inc., 7.625% due
	0.0%			12/15/2011	6,754,146

				Total Corporate Bonds in Canada	6,754,146

Chile - 0.2%	Electric Utilities - 0.2%	USD	49,287,690	Empresa Electrica del Norte Grande SA, 7% due
				11/05/2017 (q)(s)	48,055,498

				Total Corporate Bonds in Chile	48,055,498

China - 0.2%	Automobiles - 0.1%		21,130,000	Brilliance China Finance Ltd., 0% due 6/07/2011 (c)(l)	24,880,575

	Food Products - 0.1%		14,410,000	Chaoda Modern Agriculture Holdings Ltd., 7.75% due
				2/08/2010	14,121,800
		HKD	89,040,000	Chaoda Modern Agriculture Holdings Ltd., 0% due
				5/08/2011 (c)(l)	15,530,000

					29,651,800

				Total Corporate Bonds in China	54,532,375

Europe - 0.5%	Commercial Banks - 0.5%	BRL	27,500,000	European Investment Bank, 0% due 5/01/2008 (l)	15,307,103
			104,363,970	European Investment Bank, 0% due 9/12/2008 (i)(l)	55,655,424
			127,600,000	European Investment Bank, 0% due 9/21/2010 (i)(l)	53,274,487

				Total Corporate Bonds in Europe	124,237,014

France - 0.4%	Commercial Banks - 0.4%	EUR	64,650,000	ERAP, 3.375% due 4/25/2008	95,958,100

				Total Corporate Bonds in France	95,958,100

Germany - 0.6%	Commercial Banks - 0.6%	GBP	13,050,000	KfW - Kreditanstalt fuer Wiederaufbau, 4.50% due
				12/07/2008	25,786,336
		EUR	38,750,000	KfW - Kreditanstalt fuer Wiederaufbau, 4.25% due
				7/04/2014	58,631,446
		JPY	5,800,000,000	Norddeutsche Landesbank Girozentrale, 0.45% due
				1/19/2009	54,373,234

				Total Corporate Bonds in Germany	138,791,016

Hong Kong - 0.1%	Industrial Conglomerates -	USD	15,000,000	Hutchison Whampoa International 03/33 Ltd., 5.45% due
	0.1%			11/24/2010	15,419,625

	Real Estate Management & Development - 0.0%		7,500,000	Hongkong Land CB 2005 Ltd., 2.75% due 12/21/2012 (c)	10,218,750

				Total Corporate Bonds in Hong Kong	25,638,375

India - 0.9%	Automobiles - 0.1%		23,750,000	Tata Motors Ltd., 1% due 4/27/2011 (c)	28,609,250

	Beverages - 0.0%		1,750,000	McDowell & Co. Ltd., 2% due 3/30/2011 (c)	4,073,125

	Metals & Mining - 0.1%		10,100,000	Gujarat NRE Coke Ltd., 0% due 4/12/2011 (c)(l)	21,210,000

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)					(in U.S. dollars)

			Face
Country	Industry		Amount	Corporate Bonds	Value

	Thrifts & Mortgage Finance - 0.2%	USD	17,700,000	Housing Development Finance Corp., 0%
				due 9/27/2010 (c)(l)	$ 38,254,125

	Transportation Infrastructure - 0.1%		16,300,000	Punj Lloyd Ltd., 0% due 4/08/2011 (c)(l)	26,895,000

	Wireless Telecommunication Services - 0.4%		14,875,000	Reliance Communications Ltd., 0% due 5/10/2011 (c)(l)	21,884,844
			54,600,000	Reliance Communications Ltd., 0% due 3/01/2012 (c)(l)	66,535,669

					88,420,513

				Total Corporate Bonds in India	207,462,013

Japan - 0.3%	Commercial Banks - 0.2%	JPY	1,783,000,000	The Bank of Kyoto Ltd. Series 1, 1.90% due 9/30/2009 (c)	33,713,999
			379,000,000	The Mie Bank Ltd., 1% due 10/31/2011 (c)	3,841,854

					37,555,853

	Insurance - 0.1%		2,450,000,000	ASIF II, 1.20% due 3/20/2008	23,034,101
			735,000,000	ASIF III Jersey Ltd., 0.95% due 7/15/2009	6,894,044

					29,928,145

				Total Corporate Bonds in Japan	67,483,998

Malaysia - 0.8%	Diversified Financial Services - 0.2%	USD	18,700,000	Feringghi Capital Ltd., 0% due 12/22/2009 (c)(l)	22,533,500
		MYR	43,000,000	Johor Corp., 1% due 7/31/2009 (s)	16,080,977

					38,614,477

	Diversified Telecommunication Services -	USD	64,000,000	Rafflesia Capital Ltd., 1.25% due 10/04/2011 (a)(c)
	0.3%				81,458,065

	Hotels, Restaurants & Leisure - 0.1%	MYR	53,800,000	Berjaya Land Bhd, 8% due 8/15/2011 (c)	17,459,434
			12,620,000	Resorts World Bhd, 0% due 9/19/2008 (c)(l)	5,290,025

					22,749,459

	Multi-Utilities - 0.2%	USD	34,700,000	YTL Power Finance Cayman Ltd., 0% due 5/09/2010 (b)(l)	43,795,633

				Total Corporate Bonds in Malaysia	186,617,634

Netherlands - 0.0%	Semiconductors & Semiconductor		4,235,000	ASM International NV, 4.25% due 12/06/2011 (c)(i)	4,536,744
	Equipment - 0.0%		1,500,000	ASM International NV, 4.25% due 12/06/2011 (c)	1,661,065

				Total Corporate Bonds in the Netherlands	6,197,809

Singapore - 0.3%	Commercial Banks - 0.0%	SGD	7,250,000	Somerset Global, 0% due 1/12/2009 (c)(l)	6,868,825

	Oil, Gas & Consumable Fuels - 0.1%	USD	11,500,000	Enercoal Resources Series BUMI, 0% due 6/22/2012 (c)	24,725,000

	Real Estate Management &	SGD	36,750,000	CapitaLand Ltd., 2.10% due 11/15/2016 (c)	28,394,264
	Development - 0.2%		22,000,000	Keppel Land Ltd., 2.50% due 6/23/2013 (c)	18,575,266

					46,969,530

				Total Corporate Bonds in Singapore	78,563,355

South Korea - 0.1%	Wireless	USD	250,000	LG Telecom Ltd., 8.25% due 7/15/2009	255,559
	Telecommunications Services - 0.1%		15,750,000	LG Telecom Ltd., 8.25% due 7/15/2009 (i)	16,089,775

				Total Corporate Bonds in South Korea	16,345,334

Sweden - 0.1%	Diversified Financial Services - 0.1%	TRY	31,600,790	Svensk Exportkredit AB, 10.50% due 9/29/2015	25,583,969

				Total Corporate Bonds in Sweden	25,583,969

Taiwan - 0.0%	Insurance - 0.0%	USD	1,000,000	Shin Kong Financial Holding Co. Ltd., 0%
				due 6/17/2009 (c)(l)	1,039,414

				Total Corporate Bonds in Taiwan	1,039,414

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)					(in U.S. dollars)

			Face
Country	Industry		Amount	Corporate Bonds	Value

United Arab Emirates -	Oil, Gas & Consumable Fuels - 0.3%	USD	66,270,000	Dana Gas Sukuk Ltd., 7.50% due 10/31/2012 (c)	$ 68,574,208

0.6%	Real Estate Management & Development - 0.3%		43,000,000	Aldar Funding Ltd., 5.767% due 11/10/2011 (c)	76,970,000

				Total Corporate Bonds in the United Arab Emirates	145,544,208

United States - 1.0%	Airlines - 0.0%		4,941,985	Northwest Airlines, Inc. Series 1999-3-B, 9.485% due
				10/01/2016 (q)	833,960

	Biotechnology - 0.0%		3,270,000	Cell Genesys, Inc., 3.125% due 11/01/2011 (c)	2,150,025
			3,520,000	Nabi Biopharmaceuticals, 2.875% due 4/15/2025 (c)	3,071,200

					5,221,225

	Commercial Banks - 0.1%		12,100,000	Preferred Term Securities XXIV, Ltd., 5.965% due
				3/22/2037 (c)(i)	9,317,000
			12,150,000	Preferred Term Securities XXV, Ltd., 5.758% due
				6/22/2037 (c)	10,084,500
			9,900,000	Preferred Term Securities XXVI, Ltd., 6.191% due
				9/22/2037 (c)	7,920,000
			7,100,000	Preferred Term Securities XXVII, Ltd., 6.29% due
				12/22/2037 (c)	6,958,000

					34,279,500

	Consumer Finance - 0.0%		170,000	HSBC Finance Corp., 6.40% due 6/17/2008	171,573

	Containers & Packaging - 0.0%		5,904,000	Crown Cork & Seal Co., Inc., 7.50% due 12/15/2096	4,856,040

	Diversified Financial Services - 0.3%		120,000	American Honda Finance Corp., 3.85% due 11/06/2008	120,487
		JPY	6,640,000,000	General Electric Capital Corp., 1.032% due 1/15/2010 (a)	62,441,225
		USD	2,480,000	Triad Acquisition Corp. Series B, 11.125% due 5/01/2013	1,711,200

					64,272,912

	Food Products - 0.2%		34,175,000	IOI Capital Bhd Series IOI, 0% due 12/18/2011 (c)(l)	54,290,610

	Health Care Providers & Services - 0.0%		10,000,000	Tenet Healthcare Corp., 9.25% due 2/01/2015	9,200,000

	Hotels, Restaurants & Leisure - 0.0%		4,790,000	Uno Restaurant Corp., 10% due 2/15/2011 (i)	3,353,000

	Independent Power Producers & Energy	GBP	3,393,000	The AES Corp., 8.375% due 3/01/2011 (b)	6,713,401
	Traders - 0.1%	USD	7,230,000	Calpine Corp., 8.75% due 7/15/2013 (f)(i)	7,663,800
			283,000	Calpine Generating Co. LLC, 9.07% due 4/01/2009 (f)	10,613
			15,500,000	Calpine Generating Co. LLC, 11.07% due 4/01/2010 (f)	581,250

					14,969,064

	Insurance - 0.0%		170,000	AIG SunAmerica Global Financing VII, 5.85%
				due 8/01/2008	172,126

	Oil, Gas & Consumable Fuels - 0.1%		11,275,000	McMoRan Exploration Co., 5.25% due 10/06/2011 (c)	13,360,875
			6,425,000	McMoRan Exploration Co., 5.25% due 10/06/2011 (c)(i)	7,613,625

					20,974,500

	Paper & Forest Products - 0.1%		22,750,000	Mandra Forestry, 12% due 5/15/2013 (i)	25,252,500

	Wireless Telecommunication Services - 0.1%		14,325,000	Nextel Communications, Inc., 5.25% due 1/15/2010 (c)	14,038,500

				Total Corporate Bonds in the United States	251,885,510

				Total Corporate Bonds (Cost - $1,252,598,332) - 6.2%	1,492,810,143

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Face
Country		Amount	Asset-Backed Securities**	Value

United States - 0.0%	USD	8,000,000	Latitude CLO Ltd. Series 2005-1I Class SUB, 13% due
			12/15/2017	$ 6,284,800

			Total Asset-Backed Securities (Cost - $7,661,961) - 0.0%	6,284,800

			Foreign Government Obligations

	AUD	30,000,000	Australia Government International Bond Series 909,
			7.50% due 9/15/2009	27,228,773
		30,000,000	Australian Government Bond, 8.75% due 8/15/2008	27,174,732
		60,000,000	Australian Government Bond Series 121, 5.25% due
			8/15/2010	52,079,314
	MYR	166,000,000	Bank Negara Malaysia Monetary Notes, 0% due 4/01/2008	51,254,520
	BRL	19,000,000	Brazil Notas do Tesouro Nacional Series F, 10% due
			1/01/2012	9,886,136
		19,204,000	Brazil Notas do Tesouro Nacional Series F, 10% due
			1/01/2017	9,282,235
	EUR	176,500,000	Bundesrepublik Deutschland, 4% due 7/04/2016	264,740,815
		145,500,000	Bundesrepublik Deutschland, 4.25% due 7/04/2017	222,105,815
		23,500,000	Caisse d'Amortissement de la Dette Sociale, 4% due
			10/25/2014	35,041,668
	CAD	350,000	Canadian Government Bond, 4.25% due 9/01/2008	350,244
		38,600,000	Canadian Government Bond, 4% due 9/01/2010	39,088,627
		521,000	Canadian Government Bond, 5.25% due 6/01/2013	559,788
		33,000,000	Canadian Government Bond, 4% due 6/01/2016	33,275,096
		175,000	Canadian Government Bond Series WL43, 5.75% due
			6/01/2029	211,572
	ISK	1,316,000,000	Iceland Rikisbref, 7.25% due 5/17/2013	18,454,451
	JPY	5,772,150,000	Japanese Government CPI Linked Bond Series 5, 0.80%
			due 9/10/2015	53,751,095
		2,930,370,000	Japanese Government CPI Linked Bond Series 6, 0.80%
			due 12/10/2015	27,260,473
		11,510,010,000	Japanese Government CPI Linked Bond Series 7, 0.80%
			due 3/10/2016	106,749,945
	MYR	198,500,000	Malaysia Government Bond, 3.756% due 4/28/2011	61,997,154
		168,000,000	Malaysia Government Bond Series 3/06, 3.869% due
			4/13/2010	52,472,857
	EUR	24,000,000	Netherlands Government Bond, 3.75% due 7/15/2014	35,686,187
	NZD	21,250,000	New Zealand Government Bond Series 216, 4.50% due
			2/14/2016	22,092,404
	PLN	127,250,000	Poland Government Bond, 3% due 8/24/2016	53,510,095

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Face
		Amount	Foreign Government Obligations	Value

	SEK	466,000,000	Sweden Government Bond Series 3101, 4% due
			12/01/2008	$ 90,342,866
	EUR	64,650,000	Unedic, 3.50% due 9/18/2008	95,660,624
	GBP	142,890,000	United Kingdom Gilt, 4.25% due 3/07/2011	283,702,911
		85,000,000	United Kingdom Gilt, 4% due 9/07/2016	163,538,120
		85,000	United Kingdom Gilt, 8% due 6/07/2021	226,326
		114,072,000	United Kingdom Gilt, 5% due 3/07/2018	236,282,926

			Total Foreign Government Obligations
			(Cost - $1,927,451,855) - 8.6%	2,074,007,769

			U.S. Government & Agency Obligations

		1,500,000	Fannie Mae, 5.40% due 2/01/2008	1,500,000
		288,258,548	U.S. Treasury Inflation Indexed Bonds, 0.875% due
			4/15/2010	291,659,134
		576,726,825	U.S. Treasury Inflation Indexed Bonds, 2.375% due
			4/15/2011 (h)	611,510,373
		240,131,493	U.S. Treasury Inflation Indexed Bonds, 1.875% due
			7/15/2015 (h)	253,882,863
		591,623,912	U.S. Treasury Inflation Indexed Bonds, 2% due 1/15/2016	630,171,760
		410,489,085	U.S. Treasury Inflation Indexed Bonds, 2.50% due
			7/15/2016	454,264,052
		98,990,950	U.S. Treasury Inflation Indexed Bonds, 2.375% due
			1/15/2017	108,658,010
		40,556,000	U.S. Treasury Inflation Indexed Bonds, 2.625% due
			7/15/2017	45,489,272
		231,326,220	U.S. Treasury Inflation Indexed Bonds, 2.375% due
			1/15/2027	257,458,912
		92,070,000	U.S. Treasury Notes, 4.625% due 7/31/2009	95,436,263
		86,350,000	U.S. Treasury Notes, 2.125% due 1/31/2010	86,269,004
		276,000,000	U.S. Treasury Notes, 4.875% due 5/31/2011	297,584,028
		309,900,000	U.S. Treasury Notes, 4.625% due 2/29/2012	333,796,079
		123,749,420	U.S. Treasury Notes, 2% due 4/15/2012	131,106,694

			Total U.S. Government & Agency Obligations
			(Cost - $3,239,800,270) - 14.9%	3,598,786,444

Country			Structured Notes

Brazil - 0.8%	BRL	283,523,928	JPMorgan Chase & Co. (NTN - B Linked Notes), 6% due
			8/15/2010 (j)	155,937,517

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Face
Country		Amount	Structured Notes	Value

	BRL	59,366,894	JPMorgan Chase & Co. (NTN - B Linked Notes), 6% due
			8/17/2010 (j)	$ 32,659,348

			Total Structured Notes in Brazil	188,596,865

Europe - 0.6%	USD	78,300,000	Goldman Sachs & Co. (Dow Jones EURO STOXX 50®
			Index Linked Notes), due 6/20/2008 (b)(j)	74,951,422
		78,300,000	JPMorgan Chase & Co. (Dow Jones EURO STOXX 50®
			Index Linked Notes), due 6/17/2008 (b)(j)	76,647,870

			Total Structured Notes in Europe	151,599,292

Taiwan - 0.2%		39,456,405	UBS AG (Total Return TWD Linked Notes), due
			12/01/2010 (j)	39,894,371

			Total Structured Notes in Taiwan	39,894,371

United States - 1.6%		133,150,000	JPMorgan Chase & Co. (Bearish Buffered Return
			Enhanced Notes Linked Inversely to the S&P 500), due
			5/04/2009	152,403,490
		142,170,000	Morgan Stanley (Bear Market PLUS S&P 500 Linked
			Notes), due 5/07/2009 (k)	161,860,545
		54,000,000	UBS AG (Gold Linked Notes), due 3/23/2009 (j)	69,233,400

			Total Structured Notes in the United States	383,497,435

			Total Structured Notes (Cost - $674,000,512) - 3.2%	763,587,963

			Total Fixed Income Securities
			(Cost - $7,101,512,930) - 32.9%	7,935,477,119

			Short-Term Securities

Canada - 0.2%	Foreign Commercial Paper - 0.2%	52,200,000	Canada Treasury Bill, 0% due 3/20/2008	51,753,410

			Total Short-Term Securities in Canada	51,753,410

United States - 9.7%		133,110,000	Fannie Mae, 5.125% due 7/13/2009	137,624,690
		219,460,000	Freddie Mac, 4.25% due 7/15/2009	224,562,921
		469,802,000	U.S. Treasury Bills, 3.64% due 2/07/2008	469,522,896
		158,300,000	U.S. Treasury Bills, 1.05% due 2/14/2008	158,141,042
		28,000,000	U.S. Treasury Bills, 3.47% due 2/21/2008	27,946,800
		300,000,000	U.S. Treasury Bills, 3.27% due 2/28/2008	299,273,250
		227,000,000	U.S. Treasury Bills, 3.12% due 3/06/2008	226,338,610
		44,600,000	U.S. Treasury Bills, 3.22% due 4/03/2008	44,355,231
		147,000,000	U.S. Treasury Bills, 3.32% due 4/03/2008	146,169,613
		212,323,000	U.S. Treasury Bills, 3.24% due 4/10/2008	211,020,345
		70,000,000	U.S. Treasury Bills, 3.02% due 4/17/2008	69,558,144
		203,500,000	U.S. Treasury Bills, 2.37% due 4/24/2008	202,441,658

	Time Deposits - 0.0%	2,495,527	Brown Brothers Harriman & Co., 2.53% due 2/01/2008	2,495,527

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)

	Beneficial
	Interest	Short-Term Securities	Value

USD	110,584,300	BlackRock Liquidity Series, LLC
		Money Market Series, 4.16% (g)(m)(p)	$ 110,584,300

		Total Short-Term Securities in the United States	2,330,035,027

		Total Short-Term Securities
		(Cost - $2,375,218,317) - 9.9%	2,381,788,437

	Number of
	Contracts	Options Purchased

Call Options Purchased	10,000	Bristol-Myers Squibb Co., expiring January 2009 at $35	110,000
	5,820	General Motors Corp., expiring January 2010 at $50	1,059,240
	5,496	General Motors Corp., expiring January 2010 at $60	535,860
	1,500	Medtronic, Inc., expiring January 2009 at $50	562,500
	4,876	Medtronic, Inc., expiring January 2009 at $60	560,740

			2,828,340

Put Options Purchased	10,000	Bed Bath & Beyond, Inc., expiring May 2008 at $25	850,000
	5,736	Bed Bath & Beyond, Inc., expiring August 2008 at $25	846,060
	828	Black & Decker Corp., expiring February 2008 at $80	616,860
	10,000	Carnival Corp., expiring April 2008 at $40	1,575,000
	2,700	Carnival Corp., expiring April 2008 at $42.5	654,750
	5,798	J.B. Hunt Transport Services, Inc., expiring February 2008
		at $22.5	57,980
	10,000	Masco Corp., expiring April 2008 at $20	1,125,000
	10,000	Royal Caribbean Cruises Ltd., expiring March 2008
		at $35	1,125,000
	6,400	Russell 2000 Index, expiring March 2008 at $720	22,272,000
	4,050	Russell 2000 Index, expiring March 2008 at $750	20,958,750
	2,160	S&P 500 Index, expiring March 2008 at $147.5	23,392,800
	382	S&P 500 Index, expiring March 2008 at $150	4,927,800
	1,070	Sears Holdings Corp., expiring March 2008 at $105	946,950
	1,644	The Sherwin-Williams Co., expiring March 2008 at $55	431,550
	5,000	The Sherwin-Williams Co., expiring March 2008 at $60	2,575,000
	1,640	Simon Property Group, Inc., expiring April 2008 at $75	565,800
	5,000	Whirlpool Corp., expiring March 2008 at $75	1,125,000
	5,397	Williams-Sonoma, Inc., expiring February 2008 at $27.5	850,028
	10,000	Williams-Sonoma, Inc., expiring March 2008 at $20	700,000
	57,725	Yen Call 2/8/95 64.75, expiring February 2008 at $106.9	989,002

			86,585,330

		Total Options Purchased
		(Premiums Paid - $77,219,499) - 0.4%	89,413,670

		Total Investments Before Investments Sold Short
		and Options Written (Cost - $20,627,259,251*) - 101.7%	24,483,874,088

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)

	Shares
	Held	Investments Sold Short	Value

	(1,149,300)	Bed Bath & Beyond (b)	$ (37,053,432)
	(270,000)	Black & Decker, Corp.	(19,585,800)
	(1,520,000)	Carvival Corp.	(67,624,800)
	(11,266,525)	iShares Russell 2000 Index Fund	(798,571,292)
	(1,415,000)	Leggett & Platt, Inc.	(26,913,300)
	(3,632,800)	Masco Corp.	(83,300,104)
	(416,842)	Sherwin Williams Co.	(23,847,531)
	(382,690)	Williams-Sonoma, Inc.	(10,286,707)

		Total Investments Sold Short
		(Proceeds - $1,074,360,386) - (4.4%)	(1,067,182,966)

	Number of
	Contracts	Options Written

Call Options Written	5,403	American Commercial Lines, Inc., expiring March 2008 at
		$17.5	(1,864,035)
	1,330	American Commercial Lines, Inc., expiring June 2008 at
		$20	(392,350)
	8,000	American Commercial Lines, Inc., expiring June 2008 at
		$22.5	(1,480,000)
	9,083	Burlington Northern Santa Fe Corp., expiring January 2009
		at $90	(7,448,060)
	5,587	Circuit City Stores, Inc., expiring January 2009 at $5	(991,693)
	19,711	Comcast Corp. Class A, expiring April 2008 at $27.5	(98,555)
	4,692	Consol Energy, Inc., expiring January 2009 at $45	(14,709,420)
	7,739	Corning, Inc., expiring January 2009 at $25	(2,437,785)
	10,500	Corning, Inc., expiring January 2009 at $30	(1,496,250)
	7,900	The Dow Chemical Co., expiring January 2009 at $35	(4,858,500)
	4,850	E.I. du Pont de Nemours & Co., expiring January 2009 at
		$45	(2,158,250)
	1,054	Foster Wheeler Ltd., expiring January 2009 at $67.5	(1,744,370)
	5,000	General Motors Corp., expiring June 2008 at $25	(2,587,500)
	5,000	General Motors Corp., expiring January 2009 at $30	(2,237,500)
	8,200	Kraft Foods, Inc., expiring January 2009 at $30	(1,886,000)
	6,750	Lexmark International, Inc. Class A, expiring January 2009
		at $35	(4,320,000)
	11,868	Mattel, Inc., expiring January 2009 at $17.5	(5,755,980)
	4,624	Norfolk Southern Corp., expiring January 2009 at $55	(3,005,600)
	14,005	Panera Bread Co. Class A, expiring January 2009 at $40	(7,982,850)
	13,049	Polycom, Inc., expiring January 2009 at $30	(3,066,515)

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)

	Number of
	Contracts	Options Written	Value

	3,990	The St. Joe Co., expiring March 2008 at $35	$ (2,014,950)
	5,000	The St. Joe Co., expiring January 2009 at $35	(4,350,000)
	1,679	The St. Joe Co., expiring January 2009 at $40	(931,845)
	656	The St. Joe Co., expiring January 2009 at $45	(246,000)
	994	State Street Corp., expiring May 2008 at $75	(1,172,920)
	994	State Street Corp., expiring May 2008 at $80	(854,840)
	2,673	Unilever NV, expiring January 2009 at $30	(1,336,500)
	2,265	United States Steel Corp., expiring January 2009 at $110	(3,805,200)
	11,334	Valeant Pharmaceuticals International, expiring January
		2009 at $12.5	(1,445,085)
	7,000	Valeant Pharmaceuticals International, expiring January
		2009 at $15	(385,000)
	6,500	Xerox Corp., expiring January 2009 at $20	(276,250)

			(87,339,803)

Put Options Written	4,050	Russell 2000 Index, expiring March 2008 at $670	(6,702,750)
	2,160	S&P 500 Index, expiring March 2008 at $140	(12,960,000)
	382	S&P 500 Index, expiring March 2008 at $142.5	(2,815,340)
	1,070	Sears Holdings Corp., expiring March 2008 at $85	(262,150)

			(22,740,240)

		Total Options Written
		(Premiums Received - $85,174,690) - (0.5%)	(110,080,043)

		Total Investments, Net of Investments Sold Short and
		Options Written (Cost - $19,467,724,175) - 96.8%	23,306,611,079
		Other Assets Less Liabilities - 3.2%	771,768,546

		Net Assets - 100.0%	$ 24,078,379,625

*	The cost of unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 20,779,350,335

	Gross unrealized appreciation	$ 4,200,848,747
	Gross unrealized depreciation	(496,324,994)

	Net unrealized appreciation	$ 3,704,523,753

**	Asset-Backed Securities are subject to principal paydowns. As a result of prepayments of the underlying instruments, the average life may be substantially less than the original maturity.

(a)	Floating rate security.

(b)	Non-income producing security.

(c)	Convertible security.

(d)	Security, or a portion of security, is on loan.

(e)	Depositary receipts.

(f)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

BlackRock Global Allocation Fund, Inc. Schedule of Investments as of January 31, 2008 (Unaudited)

(in U.S. dollars)

(g)	Represents the current yield as of January 31, 2008.

(h)	All, or a portion of, security held as collateral in connection with open financial futures contracts.

(i)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(j)	Security represents an index linked note. The value of the instrument is derived from the price fluctuations in the underlying index.

(k)	Security represents an index linked note. The value of the instrument is inversely derived from the price fluctuations in the underlying index.

(l)	Represents a zero coupon bond.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Net Sales	Realized	Interest
Affiliate	Cost	Cost	Gain	Income

BlackRock Liquidity Series, LLC Money Market Series	-	$ 26,709,250	-	$ 137,210

(n)	The rights may be exercised until April 4, 2008.

(o)	The rights may be exercised until February 22, 2008.

(p)	Security was purchased with the cash proceeds from securities loans.

(q)	Subject to principal paydowns.

(r)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(s)	Represents a step bond.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown as a percent of net assets.
  Forward foreign exchange contracts as of January 31, 2008 were as follows:
Foreign		Foreign			Unrealized
Currency		Currency		Settlement	Appreciation
Purchased		Sold		Date	(Depreciation)

CAD	12,764,034	USD	12,677,244	2/01/2008	$ 35,118
NOK	172,012,375	USD	30,782,127	2/01/2008	1,008,418
SEK	160,324,800	USD	24,374,436	2/01/2008	822,966
SGD	50,126,058	USD	34,947,124	2/01/2008	429,186
USD	12,877,485	CAD	12,764,034	2/01/2008	165,262
USD	31,619,922	NOK	172,012,375	2/01/2008	(172,697)
USD	25,089,953	SEK	160,324,800	2/01/2008	(108,246)
USD	18,701,016	SGD	26,590,975	2/01/2008	(64,668)
USD	35,312,475	SGD	50,126,058	2/01/2008	(62,301)

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)						(in U.S. dollars)

Foreign		Foreign			Unrealized
Currency		Currency		Settlement	Appreciation
Purchased		Sold		Date	(Depreciation)

SGD	1,399,591	USD	987,854	2/04/2008	$ 32
SGD	26,590,975	USD	18,510,947	2/04/2008	254,738
BRL	178,054,350	USD	101,282,338	2/06/2008	(161,058)
USD	99,350,000	BRL	178,054,350	2/06/2008	(1,771,280)
JPY	3,826,905,472	NZD	45,672,628	2/08/2008	25,304
JPY	54,488,380,000	USD	498,576,056	2/08/2008	14,127,997
JPY	23,535,162,000	USD	215,849,608	2/08/2008	5,602,616
JPY	2,821,236,000	USD	26,400,000	2/08/2008	146,194
USD	14,810,000	BRL	26,302,560	2/08/2008	(122,795)
USD	56,900,000	GBP	29,056,407	2/08/2008	(851,495)
USD	35,297,341	AUD	39,881,297	2/14/2008	(393,107)
CHF	293,540,634	USD	263,738,216	2/15/2008	7,959,790
EUR	219,427,405	USD	323,084,911	2/15/2008	3,011,051
EUR	228,503,756	USD	336,138,164	2/15/2008	3,446,364
EUR	344,228,000	USD	506,108,102	2/15/2008	5,456,809
JPY	4,966,967,158	EUR	30,941,053	2/15/2008	775,416
USD	321,386,067	GBP	163,169,953	2/15/2008	(2,797,438)
AED	42,930,890	USD	11,861,000	2/21/2008	(150,439)
CHF	39,175,259	EUR	24,229,371	2/22/2008	263,474
CHF	211,675,564	GBP	98,911,504	2/22/2008	(487,531)
CHF	122,476,889	GBP	56,842,000	2/22/2008	490,177
CHF	41,350,976	USD	37,600,000	2/22/2008	679,188
CHF	94,961,879	USD	87,127,748	2/22/2008	779,780
SGD	123,226,834	USD	86,468,903	2/22/2008	561,549
AUD	128,886,981	GBP	56,984,000	2/28/2008	2,045,108
CHF	66,415,370	GBP	30,930,000	2/28/2008	82,381
CHF	175,012,301	GBP	81,454,489	2/28/2008	315,740
USD	11,405,561	HKD	88,849,320	2/28/2008	2,810
USD	49,128,816	TRY	59,892,938	2/28/2008	(1,513,975)
CHF	173,370,023	USD	159,055,067	2/29/2008	1,457,741
EUR	40,535,528	USD	60,100,000	2/29/2008	120,048
JPY	10,865,655,000	USD	103,061,349	2/29/2008	(681,767)
JPY	19,144,390,000	USD	182,140,180	2/29/2008	(1,755,780)
JPY	40,893,901,380	USD	389,095,161	2/29/2008	(3,780,098)
USD	60,500,000	JPY	6,435,929,500	2/29/2008	(141,330)
USD	53,687,177	JPY	5,715,000,000	2/29/2008	(161,331)
USD	100,652,544	BRL	178,054,350	3/04/2008	(9,389)
SGD	26,590,975	USD	18,731,183	3/06/2008	57,993
NOK	172,012,375	USD	31,564,800	3/07/2008	154,935

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)								(in U.S. dollars)

	Foreign	Foreign				Unrealized
	Currency	Currency		Settlement		Appreciation
	Purchased	Sold		Date		(Depreciation)

	SEK 160,324,800	USD	25,073,708	3/07/2008		$ 95,890
	SGD 50,126,058	USD	35,362,548	3/07/2008		58,122
	USD 5,473,228	CAD	5,450,022	3/07/2008		49,932
	INR 422,144,000	USD	9,700,000	4/23/2008		960,056
	VND 154,182,616,000	USD	9,604,000	5/08/2008		47,292
	VND 253,056,429,000	USD	15,809,400	5/21/2008		31,755
	AED 42,219,230	USD	11,861,000	11/24/2008		(128,649)

	Total Unrealized Appreciation on Foreign Exchange Contracts - Net					$ 36,205,858

•	Swaps outstanding as of January 31, 2008 were as follows:

							Unrealized
						Notional	Appreciation
						Amount	(Depreciation)

	Bought credit default protection on United Mexican States and pay 1.12%
	Broker, Credit Suisse First Boston
	Expires May 2010				USD	6,450,000	$ (61,843)

	Bought credit default protection on DaimlerChrysler NA Holding Corp. and
	pay 0.53%
	Broker, JPMorgan Chase
	Expires June 2011				EUR	6,932,231	28,083

	Bought credit default protection on Carnival Corp. and pay 0.25%
	Broker, JPMorgan Chase
	Expires September 2011				USD	10,030,000	153,740

	Bought credit default protection on Whirlpool Corp. and pay 0.48%
	Broker, JPMorgan Chase
	Expires September 2011				USD	3,397,000	52,769

	Bought credit default protection on McDonald's Corp. and pay 0.16%
	Broker, JPMorgan Chase
	Expires September 2011				USD	3,397,000	15,106

	Bought credit default protection on JC Penney Corp., Inc. and pay 0.53%
	Broker, JPMorgan Chase
	Expires September 2011				USD	3,397,000	124,884

BlackRock Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)									(in U.S. dollars)

								Unrealized
						Notional		Appreciation
						Amount		(Depreciation)

	Sold credit default protection on General Motors Corp. and receive 7.15%
	Broker, Deutsche Bank AG London
	Expires September 2012					USD	6,244,000	$ (149,606)

	Sold credit default protection on General Motors Corp. and receive 6.95%
	Broker, Morgan Stanley Capital Services, Inc.
	Expires September 2012					USD	6,244,000	(189,462)

	Total							$ (26,329)

•	Financial futures contracts purchased as of January 31, 2008 were as follows:

								Unrealized
	Number of					Expiration	Face	Appreciation
	Contracts		Index		Exchange	Date	Value	(Depreciation)

		357	Dax Index 25 Euro		Eurex Exchange	March 2008	$ 93,862,210	$ (2,168,095)
		2,570	DJ Euro Stoxx 50		Eurex Exchange	March 2008	$ 165,211,594	(19,256,166)
		32	Eurodollar		Eurex Exchange	March 2008	$ 7,612,826	191,574
		390	FTSE 100 Index		LIFFE	March 2008	$ 48,818,472	(3,263,668)
		20	Osaka Nikkei 225		Osaka	March 2008	$ 3,011,460	(463,150)
		2,233	S&P 500 Index		Chicago	March 2008	$ 784,596,769	(14,435,069)
		129	S&P TSE 60 Index		Montreal	March 2008	$ 20,215,991	(311,922)
		1,981	2-Year U.S. Treasury Bond		Chicago	March 2008	$ 423,195,483	(809,139)

	Total Unrealized Depreciation - Net							$ (40,515,635)

•	Financial futures contracts sold as of January 31, 2008 were as follows:

								Unrealized
	Number of					Expiration	Face	Appreciation
	Contracts		Index		Exchange	Date	Value	(Depreciation)

		32	Eurodollar		Eurex Exchange	March 2008	$ 7,601,574	$ (150,026)
		188	Japan 10-Year Government Bond		Tokyo	March 2008	$ 242,548,513	(970,223)
		1,152	10-Year U.S. Treasury Bond		Chicago	March 2008	$ 135,051,466	591,466

	Total Unrealized Depreciation - Net							$ (528,783)

•	Currency Abbreviations
	AED	United Arab Emirates Dirhams		HKD	Hong Kong Dollar	TRY	Turkish Lira
	AUD	Australian Dollar		INR	Indian Rupee	USD	U.S. Dollar
	BRL	Brazilian Real		JPY	Japanese Yen	VND	Vietnam Dong
	CAD	Canadian Dollar		NOK	Norwegian Krone
	CHF	Swiss Franc		NZD	New Zealand Dollar
	EUR	Euro		SEK	Swedish Krona
	GBP	British Pound		SGD	Singapore Dollar

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock Global Allocation Fund, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock Global Allocation Fund, Inc.

Date: March 24, 2008

By: /s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Global Allocation Fund, Inc.

Date: March 24, 2008